Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,647,050.06

Principal:
Principal Collections	$21,264,646.80
Prepayments in Full	$14,541,779.12
Liquidation Proceeds	$601,563.44
Recoveries	$355.79
Sub Total	$36,408,345.15
Collections	$40,055,395.21

Purchase Amounts:
Purchase Amounts Related to Principal	$176,602.45
Purchase Amounts Related to Interest	$706.74
Sub Total	$177,309.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,232,704.40

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,232,704.40
Servicing Fee	$826,800.90	$826,800.90	$0.00	$0.00	$39,405,903.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,405,903.50
Interest - Class A-2 Notes	$108,346.71	$108,346.71	$0.00	$0.00	$39,297,556.79
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$39,104,735.96
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$39,035,283.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,035,283.46
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$38,997,458.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,997,458.04
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$38,967,640.04
Third Priority Principal Payment	$7,835,328.40	$7,835,328.40	$0.00	$0.00	$31,132,311.64
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$31,091,531.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,091,531.14
Regular Principal Payment	$33,872,749.08	$31,091,531.14	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,232,704.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$7,835,328.40
Regular Principal Payment					$31,091,531.14
Total					$38,926,859.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,926,859.54	$93.73	$108,346.71	$0.26	$39,035,206.25	$93.99
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$38,926,859.54	$29.01	$479,043.96	$0.36	$39,405,903.50	$29.37

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$342,147,508.32	0.8238563	$303,220,648.78	0.7301244
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$961,787,508.32	0.7166608	$922,860,648.78	0.6876551

Pool Information
Weighted Average APR	4.378%	4.369%
Weighted Average Remaining Term	49.68	48.84
Number of Receivables Outstanding	47,985	46,796
Pool Balance	$992,161,080.86	$955,318,799.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$963,324,560.16	$927,642,179.92
Pool Factor	0.7330843	0.7058624

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$14,329,781.99
Yield Supplement Overcollateralization Amount	$27,676,619.43
Targeted Overcollateralization Amount	$35,239,368.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,458,150.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		147	$257,689.70
(Recoveries)		11	$355.79
Net Losses for Current Collection Period			$257,333.91
Cumulative Net Losses Last Collection Period			$912,027.98
Cumulative Net Losses for all Collection Periods			$1,169,361.89

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.15%	497	$10,965,813.38
61-90 Days Delinquent	0.08%	34	$721,903.91
91-120 Days Delinquent	0.02%	10	$216,115.29
Over 120 Days Delinquent	0.01%	3	$70,198.00
Total Delinquent Receivables	1.25%	544	$11,974,030.58

Repossession Inventory:
Repossessed in the Current Collection Period		32	$822,764.42
Total Repossessed Inventory		45	$1,225,433.97

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2002%
Preceding Collection Period			0.2907%
Current Collection Period			0.3171%
Three Month Average			0.2693%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0751%
Preceding Collection Period			0.0709%
Current Collection Period			0.1004%
Three Month Average			0.0821%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer